Organization and Principal Activities (Details)	12 Months Ended
Jun. 30, 2019
Puyi Bohui [Member] | Variable Interest Entities [Member]
Date of incorporation/acquired	Apr. 30, 2012
Place of incorporation	Chengdu
Percentage of effective ownership	100.00%
Principal Activities	Information technology
Puyi Fund [Member] | Variable Interest Entities [Member]
Date of incorporation/acquired	Nov. 30, 2010
Place of incorporation	Chengdu
Percentage of effective ownership	100.00%
Principal Activities	Fund product distribution
Puyi Zhongxiang [Member] | Variable Interest Entities [Member]
Date of incorporation/acquired	Apr. 30, 2014
Place of incorporation	Shenzhen
Percentage of effective ownership	100.00%
Principal Activities	Financial product distribution
Puyi Asset [Member] | Variable Interest Entities [Member]
Date of incorporation/acquired	May 31, 2013
Place of incorporation	Shenzhen
Percentage of effective ownership	100.00%
Principal Activities	Asset management
Chongqing Fengyi [Member] | Variable Interest Entities [Member]
Date of incorporation/acquired	Dec. 31, 2016
Place of incorporation	Chongqing
Percentage of effective ownership	100.00%
Principal Activities	Corporate financing business
Shenzhen Baoying [Member] | Variable Interest Entities [Member]
Date of incorporation/acquired	May 31, 2018
Place of incorporation	Shenzhen
Percentage of effective ownership	100.00%
Principal Activities	Factoring
Zhonghui [Member] | Variable Interest Entities [Member]
Date of incorporation/acquired	Jul. 31, 2018
Place of incorporation	Shenzhen
Percentage of effective ownership	51.00%
Principal Activities	Asset management
Wholly owned subsidiaries [Member] | Puyi Group [Member]
Date of incorporation/acquired	Jul. 31, 2018
Place of incorporation	BVI
Percentage of effective ownership	100.00%
Principal Activities	Holding company
Wholly owned subsidiaries [Member] | Puyi Holdings (Hong Kong) Limited ("Puyi HK") [Member]
Date of incorporation/acquired	Jul. 31, 2018
Place of incorporation	Hong Kong
Percentage of effective ownership	100.00%
Principal Activities	Holding company
Wholly owned subsidiaries [Member] | Puyi Enterprises Management Consulting Co., Ltd. ("Puyi Consulting" or the Wholly Foreign-Owned Enterprise "WFOE")
Date of incorporation/acquired	Aug. 31, 2018
Place of incorporation	Chengdu
Percentage of effective ownership	100.00%
Principal Activities	WFOE